Non-current financial assets - Disclosure of Changes in Non-current Financial Assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Increase (decrease) in financial assets [abstract]
Non-current financial assets at beginning of period	€ 406	€ 299
Additions	31	109
Decreases	(2)	(2)
Reclassification	0	0
Currency translation adjustments	(1)	1
Non-current financial assets at end of period	434	406
Rights Placed in Trust | Financial assets at amortised cost, class
Increase (decrease) in financial assets [abstract]
Non-current financial assets at beginning of period	0	0
Additions	24	0
Decreases	0	0
Reclassification	0	0
Currency translation adjustments	0	0
Non-current financial assets at end of period	24	0
Security deposits paid
Increase (decrease) in financial assets [abstract]
Non-current financial assets at beginning of period	406	299
Additions	6	109
Decreases	(2)	(2)
Reclassification	0	0
Currency translation adjustments	(1)	1
Non-current financial assets at end of period	€ 409	€ 406